Commitments	12 Months Ended
Dec. 31, 2017
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Commitments
Note 24	Commitments

A commitment is an agreement that is enforceable and legally binding to make a payment in the future for the purchase of goods or services. These amounts are not recorded in the consolidated statements of financial position since the company has not yet received the goods or services from the supplier. The amounts below are what the company is committed to pay based on current expected contract prices.

Accounting Policies	Accounting Estimates and Judgments

Leases entered into are classified as either finance or operating leases. Leases that transfer substantially all of the risks and rewards of ownership of property to the company are accounted for as finance leases. They are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments. Property acquired under a finance lease is depreciated over the shorter of the period of expected use on the same basis as other similar property, plant and equipment and the lease term.

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Rental payments under operating leases are expensed in net income on a straight-line basis over the period of the lease.

The company is party to various leases, including leases for railcars and vessels. Judgment is required in considering a number of factors to ensure that leases to which the company is party are classified appropriately as operating or financing. Such factors include whether the lease term is for the major part of the asset’s economic life and whether the present value of minimum lease payments amounts to substantially all of the fair value of the leased asset.

Substantially all of the leases to which the company is party have been classified as operating leases.

Supporting Information

Lease Commitments

The company has various long-term operating lease agreements for land, buildings, port facilities, equipment, ocean-going transportation vessels and railcars, the latest of which expires in 2038. The majority of lease agreements are renewable at the end of the lease period at market rates. Rental expenses for operating leases for the year ended December 31, 2017 were $87 (2016 – $80, 2015 – $90).

Purchase Commitments

The company has entered into long-term natural gas contracts with the National Gas Company of Trinidad and Tobago Limited, the latest of which expires in 2018. The contracts provide for prices that vary primarily with ammonia market prices, escalating floor prices and minimum purchase quantities. The commitments included in the adjacent table are based on floor prices and minimum purchase quantities. The company is in ongoing negotiations with the National Gas Company of Trinidad and Tobago Limited for the renewal of the natural gas contracts. Contract negotiations are expected to be complete by the end of 2018. Included in the following table are natural gas contracts of $94 for 2018.

Agreements for the purchase of sulfur for use in the production of phosphoric acid provide for specified purchase quantities, and prices are based on market rates at the time of delivery. The commitments included in the following table are based on expected contract prices.

Capital Commitments

The company has various long-term contractual commitments related to the acquisition of property, plant and equipment, the latest of which expires in 2022. The commitments included in the following table are based on expected contract prices.

Other Commitments

Other commitments consist principally of pipeline capacity, throughput and various rail and vessel freight contracts, the latest of which expires in 2026, and mineral lease commitments, the latest of which expires in 2038.

Minimum future commitments, excluding any matters that may be impacted as a result of the completion of the Merger, under these contractual arrangements were as follows at December 31, 2017:

	Operating Leases	Purchase Commitments	Capital Commitments	Other Commitments	Total

Within 1 year	$85	$303	$18	$44	$450
1 to 3 years	129	–	13	49	191
3 to 5 years	105	–	10	42	157
Over 5 years	182	–	–	24	206

Total	$501	$303	$41	$159	$1,004